Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration
Statutory auditor's fees	€ 310,000	€ 475,000
Fees for other assurance engagements	90,800	186,000
Fees for legal assignments	13,000	6,200
Fees for persons related to the statutory auditor	40,000	40,000
Other fees related to non-audit fees	€ 40,500	€ 0